                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


THIS 13F-HR/A2 FILING CORRECTS THE 13F-HR/A FILED ON NOVEMBER 14, 2001 WHICH ERRONEOUSLY STATED IN ITS SUBMISSION HEADER THAT IT COVERED THE QUARTER ENDED SEPTEMBER 30, 2001.

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [x];  Amendment Number:  2
     This Amendment (Check only one):    [x]  is a restatement.
                                              [ ]  adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:          Attractor Investment Management Inc.
Address:       1440 Chapin Avenue, Suite 201
               Burlingame, CA 94010

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:          Harvey Allison
Title:         President
Phone:         (650) 685-8541

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ HARVEY ALLISON        Burlingame, California       March 5, 2002

Report Type (Check only one):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                            1

Form 13F Information Table Value Total:                        $1807
                                                         (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE FORM 13F AND FILED
     SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:                                None


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                           Form 13F INFORMATION TABLE



                                        Title of                        Value         Shrs Or
Name of Issuer                           Class            Cusip        x($1000)       Prn Amt

Simplex Solutions, Inc.                   COM             828854109       1807          160591


                                        Sh/        Put/       Investment        Other                Voting Authority
Name of Issuer                          Prn        Call       Discretion       Managers       Sole        Shared       None

Simplex Solutions, Inc.                  SH                      SOLE            N/A         160591



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